Advances to suppliers net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Advances to suppliers net
Balance at beginning of year	$ 54,217	$ 261,518
Addition	1,807,897	0
Reversal	0	(207,668)
Translation adjustments	50,248	367
Balance at end of year	$ 1,912,362	$ 54,217